Trade and Other Payables - Schedule of Trade and Other Payables (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 MYR (RM)
Current
Trade payables – third parties	RM 1,335,638	$ 329,299	RM 1,332,108
Amount due to related parties, net (Note 21)			338,786
Advances from a related party (Note 21)	4,964,591	1,224,012	5,149,801
Other payables	186,193	45,907	230,340
Provision	48,000	11,834	48,000
Accrued expenses	574,465	141,633	1,035,151
Total Trade and other payable	RM 7,108,887	$ 1,752,685	RM 8,134,186